Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
S000030086
Shareholder Report [Line Items]
Fund Name	ERShares Global Entrepreneurs
Class Name	Institutional
Trading Symbol	ENTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at (877) 271-8811.

Additional Information Phone Number	(877) 271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance does not guaranteee future results. Call 877-271-8811 or visit https://entrepreneurshares.com/ershares-mutualfunds/entix/ for current month-end performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 8, 2026, the Fund changed its primary benchmark index from the MSCI World Index (Net) to the S&P 500® Index due to regulatory considerations. The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 42,900,370
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 258,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$42,900,370
# of Portfolio Holdings	57
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived)	$258,309

Holdings [Text Block]

Sector Weightings (% of net assets)

Table Summary
Value	Value
Consumer Staples	0.8%
Utilities	1.9%
Energy	1.9%
Materials	3.3%
Money Market Fund	6.6%
Financials	7.7%
Industrial	8.3%
Consumer Discretionary	9.0%
Health Care	9.2%
Communications	16.7%
Technology	35.7%